Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events
Note 28. Subsequent Events

Note 27.  Subsequent Events

Declaration of Cash Dividend

On December 8, 2021, the Company declared a cash dividend of $0.22 per share payable February 1, 2022 to shareholders of record as of January 15, 2022. On March 16, 2022, the Company declared a cash dividend of $0.23 per share payable May 1, 2022 to shareholders of record as of April 15, 2022. These dividends have been recorded as of each declaration date, including shares issuable under the DRIP.

For purposes of accrual or disclosure in these financial statements, the Company has evaluated subsequent events through the date of issuance of these financial statements.